Loomis Sayles Growth Portfolio Investment Strategy - Loomis Sayles Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio will invest primarily in equity securities, including common stocks, and depositary receipts. The Portfolio focuses on stocks of large capitalization companies, but the Portfolio may invest in companies of any size. The Portfolio normally invests across a wide range of sectors and industries. The Portfolio may, from time to time, emphasize one or more sectors. The Portfolio’s subadviser, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”), employs a growth style of equity management, which means that the Portfolio seeks to invest in companies with sustainable competitive advantages versus peers, long-term structural growth drivers with the potential to lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Subadviser also aims to invest in companies when they trade at a significant discount to the Subadviser’s estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be). The Portfolio will consider selling a portfolio investment when the Subadviser believes an unfavorable structural change has occurred or is likely to occur within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the Subadviser believes the current price fully reflects intrinsic value, or for other investment reasons the Subadviser deems appropriate. The Portfolio may also invest up to 20% of its assets in foreign securities, including depositary receipts and emerging market securities. The Subadviser uses a proprietary definition to determine whether a security is classified as U.S. or non-U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Subadviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Subadviser to assess an issuer’s location. The Subadviser may assign different weights to these factors based on different geographic policies, countries, or products.